OTHER FINANCIAL ITEMS (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other Financial Items [Abstract]
Net cash movement on non-designated derivatives and swap settlements	$ (5,756)	$ 702
Net (decrease)/increase in fair value of non-designated derivatives	(25,864)	(6,316)
Allowance for Expected Credit Losses	(68)	0
Other Asset Impairment Charges	0	(8,225)
Other Items - Sundry Income or Expense	105	(233)
Total other financial items, net	$ (31,583)	$ (14,072)